UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATE BONDS - 46.6%
Australia - 1.2%
HBOs Treasury
Series 2006
8.90%, 4/13/09 (a)(b)	NZD	15,800	$11,990,409

Belgium - 0.1%
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(c)	US$	1,550	1,162,500

Bermuda - 0.2%
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,920	1,944,000

Brazil - 1.2%
Banco BMG SA
9.15%, 1/15/16 (a)(c)		3,300	3,349,500
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(c)		1,157	1,162,403
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(c)		2,219	2,274,475
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		5,552	5,156,337

			11,942,715

Canada - 1.2%
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)(c)		1,100	1,045,000
Bombardier, Inc.
6.30%, 5/01/14 (a)(c)		1,655	1,580,525
8.00%, 11/15/14 (a)(c)		1,050	1,076,250
Cascades, Inc.
7.25%, 2/15/13 (a)		1,300	1,131,000
Celestica, Inc.
7.875%, 7/01/11 (a)		1,300	1,300,000
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17 (a)		1,250	1,162,500
Nortel Networks Corp.
6.875%, 9/01/23 (a)		1,000	710,000
Nortel Networks Ltd.
10.75%, 7/15/16 (a)		600	594,000

Novelis, Inc.
7.25%, 2/15/15 (a)		1,160	1,096,200
OPTI Canada, Inc.
8.25%, 12/15/14 (a)		1,200	1,194,000
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,740	1,618,200
Shaw Communications, Inc.
7.20%, 12/15/11 (a)		200	202,000

			12,709,675

Cayman Islands - 0.2%
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)		1,600	1,548,000

El Salvador - 0.3%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)(c)		3,100	2,873,477

France - 0.1%
CIE Generale De Geophysique
7.50%, 5/15/15 (a)		580	578,550
Thomson
5.75%, 9/25/15 (a)(d)	EUR	975	437,502

			1,016,052

Germany - 0.1%
Grohe Holding Gmbh
8.625%, 10/01/14 (a)(c)		800	932,078

Hong Kong - 0.8%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(c)	US$	3,976	4,015,760
Noble Group Ltd.
6.625%, 3/17/15 (a)(c)		4,731	4,143,727
8.50%, 5/30/13 (a)(c)		341	335,885

			8,495,372

India - 0.4%
Vedanta Resources PLC
8.75%, 1/15/14 (a)(c)		3,845	3,806,550

Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)(c)		699	594,150

Ireland - 0.1%
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)		1,500	1,455,000

Italy - 0.1%
Lottomatica SpA
8.25%, 3/31/66 (a)(c)(d)	EUR	725	1,021,625

Jamaica - 0.3%
Digicel Ltd.
9.25%, 9/01/12 (a)(c)	US$	3,416	3,514,210

Japan - 0.0%
Aiful Corp.
6.00%, 12/12/11 (a)(c)	552	456,215

Kazakhstan - 1.3%
ALB Finance BV
9.25%, 9/25/13 (a)(c)	2,985	2,529,788
ATF Bank
9.00%, 5/11/16 (a)(c)	2,735	2,728,163
CenterCredit International BV
8.625%, 1/30/14 (a)(c)	1,210	1,114,712
Kazkommerts International BV
8.50%, 4/16/13 (a)(c)	3,000	2,685,000
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(c)	4,010	3,996,967

		13,054,630

Luxembourg - 0.3%
Sensata Technologies BV
8.00%, 5/01/14 (a)	800	736,000
Vip Finance
8.375%, 4/30/13 (a)(c)	2,725	2,686,378

		3,422,378

Netherlands - 0.2%
Basell AF SCA
8.375%, 8/15/15 (a)(c)	1,500	952,500
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (a)(e)	740	508,750
NXP BV / NXP Funding LLC
5.463%, 10/15/13 (a)(b)	500	440,000
9.50%, 10/15/15 (a)	750	652,500

		2,553,750

Peru - 0.5%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(c)	2,486	2,759,612
Southern Copper Corp.
7.50%, 7/27/35 (a)	3,000	2,937,582

		5,697,194

Russia - 5.5%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)(d)	2,360	2,292,386
Citigroup (JSC Severstal)
9.25%, 4/19/14 (c)	2,256	2,351,880
Evraz Group SA
8.25%, 11/10/15 (a)(c)	3,933	3,849,424
8.875%, 4/24/13 (a)(c)	483	483,580

Gallery Capital SA
10.125%, 5/15/13 (a)(c)		2,567	2,074,264
Gaz Capital SA
6.212%, 11/22/16 (a)(c)		2,814	2,629,120
6.51%, 3/07/22 (a)(c)		29,966	26,482,992
Gazstream SA
5.625%, 7/22/13 (a)(c)		1,382	1,365,966
Red Arrow Intl Leasing PLC
8.375%, 6/30/12 (a)	RUB	17,378	749,792
RS Finance (RSB)
7.50%, 10/07/10 (a)(c)	US$	1,933	1,800,377
RS Finance (RSB) (Private Placement)
7.50%, 10/07/10 (a)(c)		3,412	3,212,569
TNK-BP Finance SA
7.50%, 7/18/16 (a)(c)		5,777	5,468,824
VTB Capital SA
6.609%, 10/31/12 (a)(c)		2,300	2,233,760
6.875%, 5/29/18 (a)(c)		1,415	1,379,625

			56,374,558

Singapore - 0.2%
Avago Technologies Finance
10.125%, 12/01/13 (a)		950	1,007,000
Flextronics International Ltd.
6.50%, 5/15/13 (a)		1,350	1,289,250

			2,296,250

South Africa - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(c)	EUR	1,000	1,042,290

South Korea - 0.1%
C&M Finance Ltd.
8.10%, 2/01/16 (a)(c)	US$	1,405	1,422,563

United Kingdom - 0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(c)		2,100	1,380,750
Inmarsat Finance PLC
7.625%, 6/30/12 (a)		1,000	1,020,000

			2,400,750

United States - 31.8%
ACCO Brands Corp.
7.625%, 8/15/15 (a)		250	225,000
The AES Corp.
7.75%, 3/01/14 (a)		2,200	2,169,750
8.00%, 10/15/17 (a)		800	784,000
Affinia Group, Inc.
9.00%, 11/30/14 (a)		1,375	1,113,750
AK Steel Corp.
7.75%, 6/15/12 (a)		1,300	1,303,250
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)		1,300	910,000

Allbritton Communications Co.
7.75%, 12/15/12 (a)	1,450	1,410,125
Allegheny Energy Supply
8.25%, 4/15/12 (a)(c)	1,650	1,720,125
Allied Waste North America, Inc.
6.875%, 6/01/17 (a)	1,230	1,202,325
Series B
7.125%, 5/15/16 (a)	350	348,250
7.375%, 4/15/14 (a)	1,250	1,268,750
Allison Transmission
11.00%, 11/01/15 (a)(c)	2,585	2,313,575
Alltel Corp.
7.875%, 7/01/32 (a)	1,950	1,979,250
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)	1,745	1,727,550
American Media Operations, Inc.
8.875%, 1/15/11 (a)	1,250	1,000,000
American Tower Corp.
7.00%, 10/15/17 (a)(c)	685	678,150
7.125%, 10/15/12 (a)	1,350	1,363,500
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	1,995	1,900,238
AMR Corp.
9.00%, 8/01/12 (a)	830	423,300
Aquila, Inc.
14.875%, 7/01/12 (a)	1,350	1,569,375
ARAMARK Corp.
8.50%, 2/01/15 (a)	1,625	1,592,500
Arch Western Finance LLC
6.75%, 7/01/13 (a)	700	686,000
Asbury Automotive Group, Inc.
8.00%, 3/15/14 (a)	1,375	1,189,375
Associated Materials, Inc.
11.25%, 3/01/14 (a)(e)	1,650	1,089,000
Avis Budget Car Rental
7.75%, 5/15/16 (a)	2,000	1,535,000
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)(c)	925	929,625
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	1,090	1,007,406
Beazer Homes USA, Inc.
6.875%, 7/15/15 (a)	1,000	715,000
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	700	605,500
10.25%, 3/01/16 (a)	800	600,000
Biomet, Inc.
11.625%, 10/15/17 (a)	1,600	1,696,000

The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	1,650	1,082,813
Boston Scientific Corp.
6.00%, 6/15/11 (a)	500	488,750
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)	1,635	1,136,325
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	1,300	1,121,250
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	700	474,250
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	1,250	1,012,500
CA, Inc.
4.75%, 12/01/09 (a)	500	493,514
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	900	850,500
Capital One Financial Corp.
6.75%, 9/15/17 (a)	1,287	1,275,194
Caraustar Industries, Inc.
7.375%, 6/01/09 (a)	750	656,250
Case Corp.
7.25%, 1/15/16 (a)	1,565	1,525,875
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,985	1,945,300
CCH I Holdings LLC
11.75%, 5/15/14 (a)(f)	3,850	2,348,500
CCH I LLC
11.00%, 10/01/15 (a)	615	455,869
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(c)	9,900	9,237,987
Centennial Communications Corp.
10.00%, 1/01/13 (a)	1,300	1,319,500
Chaparral Energy, Inc.
8.875%, 2/01/17 (a)	1,250	1,084,375
Chesapeake Energy Corp.
6.375%, 6/15/15 (a)	1,800	1,701,000
6.50%, 8/15/17 (a)	425	397,375
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)(c)	500	430,000
Cincinnati Bell, Inc.
8.375%, 1/15/14 (a)	1,550	1,499,625
CIT Group, Inc.
5.40%, 1/30/16 (a)	1,000	688,693

Citizens Communications Co.
6.25%, 1/15/13 (a)	1,300	1,205,750
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	3,355	2,013,000
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	1,615	1,625,094
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	1,355	1,353,306
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18 (a)	756	582,150
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (a)	1,375	1,148,125
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	1,375	1,357,812
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	1,180	1,050,606
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,815	1,746,937
Crown Americas
7.625%, 11/15/13 (a)	1,300	1,296,750
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	500	463,750
CSC Holdings, Inc.
7.625%, 7/15/18 (a)	2,000	1,840,000
DaVita, Inc.
7.25%, 3/15/15 (a)	1,000	972,500
Dean Foods Co.
7.00%, 6/01/16 (a)	1,175	1,019,312
Del Monte Corp.
6.75%, 2/15/15 (a)	1,000	952,500
Dex Media , Inc.
9.00%, 11/15/13 (a)(e)	1,250	893,750
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	1,700	1,593,750
Dole Food Co., Inc.
8.875%, 3/15/11 (a)	1,200	1,068,000
Dollar General Corp.
10.625%, 7/15/15 (a)	1,190	1,178,100
Domtar Corp.
5.375%, 12/01/13 (a)	1,820	1,610,700
DR Horton, Inc.
6.00%, 4/15/11 (a)	1,500	1,372,500
Duane Reade, Inc.
9.75%, 8/01/11 (a)	1,300	1,163,500
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	1,900	1,729,000
8.375%, 5/01/16 (a)	1,460	1,416,200

E*Trade Financial Corp.
7.375%, 9/15/13 (a)	405	348,300
Echostar DBS Corp.
6.625%, 10/01/14 (a)	1,535	1,419,875
7.125%, 2/01/16 (a)	1,000	922,500
Edison Mission Energy
7.00%, 5/15/17 (a)	1,925	1,799,875
7.50%, 6/15/13 (a)	700	694,750
7.75%, 6/15/16 (a)	700	696,500
Education Management LLC
10.25%, 6/01/16 (a)	1,050	966,000
El Paso Corp.
7.375%, 12/15/12 (a)	1,000	1,028,022
Embarq Corp.
7.082%, 6/01/16 (a)	1,750	1,662,069
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(c)	975	984,750
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)	560	520,800
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(d)	1,545	1,544,557
Series B
6.65%, 10/15/34 (a)	1,000	958,056
First Data Corp.
9.875%, 9/24/15 (a)(c)	1,687	1,467,690
Ford Motor Co.
7.45%, 7/16/31 (a)	2,250	1,310,625
Ford Motor Credit Co.
5.46%, 1/13/12 (a)(b)	500	355,389
7.00%, 10/01/13 (a)	3,700	2,724,721
Forest Oil Corp.
7.25%, 6/15/19 (a)	1,035	993,600
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,580	1,666,900
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	1,550	1,259,375
10.125%, 12/15/16 (a)	1,500	1,143,750
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,300	1,248,000
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	2,795	1,845,944
6.875%, 9/15/11 (a)	500	359,286
8.00%, 11/01/31 (a)	820	533,474
General Motors Corp.
8.375%, 7/15/33 (a)	3,920	2,322,600

Georgia Gulf Corp.
10.75%, 10/15/16 (a)	1,500	900,000
Georgia-Pacific Corp.
7.125%, 1/15/17 (a)(c)	800	752,000
8.875%, 5/15/31 (a)	450	416,250
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15 (a)	1,500	1,496,250
Graphic Packaging International Corp.
9.50%, 8/15/13 (a)	1,300	1,241,500
Greektown Holdings LLC
10.75%, 12/01/13 (c)(g)	1,230	910,200
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,200	1,224,000
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	450	462,375
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	3,804	2,044,650
5.75%, 10/01/17 (a)	196	102,900
6.50%, 6/01/16 (a)	1,615	880,175
Hawaiian Telcom Communications, Inc.
Series B
9.75%, 5/01/13 (a)	1,300	520,000
12.50%, 5/01/15 (a)	250	62,500
HCA, Inc.
6.375%, 1/15/15 (a)	2,210	1,834,300
9.25%, 11/15/16 (a)	1,850	1,905,500
Healthsouth Corp.
10.75%, 6/15/16 (a)	1,650	1,773,750
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)(c)	500	512,500
Hertz Corp.
8.875%, 1/01/14 (a)	750	686,250
10.50%, 1/01/16 (a)	1,050	955,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
7.176%, 11/15/14 (a)(b)	1,650	1,369,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(c)	1,105	1,060,800
Hines Nurseries, Inc.
10.25%, 10/01/11 (a)	1,000	555,000
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	950	874,000
Series Q
6.75%, 6/01/16 (a)	300	266,250
Host Marriott LP
Series O
6.375%, 3/15/15 (a)	1,500	1,327,500

Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14 (a)		1,050	1,061,812
Huntsman International LLC
7.875%, 11/15/14 (a)		850	777,750
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)		1,500	1,515,000
Icahn Enterprises
7.125%, 2/15/13 (a)		2,185	1,982,888
Idearc, Inc.
8.00%, 11/15/16 (a)		3,020	1,898,825
Invacare Corp.
9.75%, 2/15/15 (a)		1,000	1,000,000
iPayment, Inc.
9.75%, 5/15/14 (a)		750	633,750
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		1,350	1,262,250
iStar Financial, Inc.
5.15%, 3/01/12 (a)		1,000	825,000
8.625%, 6/01/13 (a)		700	640,500
Series 1
5.875%, 3/15/16 (a)		1,250	984,781
JC Penney Corp., Inc.
7.40%, 4/01/37 (a)		1,000	897,865
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)		1,300	1,134,250
JPMorgan Chase
7.00%, 6/28/17 (a)(c)	RUB	168,000	5,503,721
KB Home
5.875%, 1/15/15 (a)	US$	305	253,150
7.75%, 2/01/10 (a)		600	611,580
Key Energy Services, Inc.
8.375%, 12/01/14 (a)(c)		1,000	1,020,000
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)		1,200	576,000
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)		250	222,500
L-3 Communications Corp.
5.875%, 1/15/15 (a)		800	738,000
Lamar Media Corp.
6.625%, 8/15/15 (a)		1,350	1,228,500
Lear Corp.
Series B
5.75%, 8/01/14 (a)		865	631,450
8.50%, 12/01/13 (a)		600	495,750
8.75%, 12/01/16 (a)		1,505	1,173,900
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)		1,000	882,467
Series MTN
6.875%, 5/02/18 (a)		1,690	1,636,097

Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	1,845	1,586,700
9.25%, 11/01/14 (a)	540	491,400
Levi Strauss & Co.
8.875%, 4/01/16 (a)	1,300	1,264,250
Liberty Media Corp.
5.70%, 5/15/13 (a)	1,300	1,165,027
8.25%, 2/01/30 (a)	350	304,891
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(c)	600	579,188
7.80%, 3/15/37 (a)(c)	495	395,191
Limited Brands, Inc.
5.25%, 11/01/14 (a)	873	738,460
6.90%, 7/15/17 (a)	320	290,769
LIN Television Corp.
6.50%, 5/15/13 (a)	1,330	1,216,950
Lucent Technologies, Inc.
6.50%, 1/15/28 (a)	1,350	1,032,750
M/I Homes, Inc.
6.875%, 4/01/12 (a)	1,500	1,331,250
MacDermid, Inc.
9.50%, 4/15/17 (a)(c)	1,125	1,018,125
MagnaChip Semiconductor SA
8.00%, 12/15/14 (a)	1,300	500,500
Masco Corp.
6.125%, 10/03/16 (a)	1,155	1,046,586
Merisant Co.
9.50%, 7/15/13 (a)	1,000	750,000
Meritage Homes Corp.
6.25%, 3/15/15 (a)	750	600,000
MetroPCS Wireless, Inc.
9.25%, 11/01/14 (a)	1,300	1,251,250
MGM Mirage
6.625%, 7/15/15 (a)	3,000	2,407,500
7.625%, 1/15/17 (a)	2,500	2,056,250
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	1,000	866,250
11.375%, 11/01/16 (a)	500	397,500
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,770	1,650,525
Mobile Satellite Ventures LP
Zero Coupon, 4/01/13 (a)(c)(e)	1,000	630,000
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	2,050	1,701,500

Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(h)	750	626,250
11.50%, 12/01/16 (a)	750	558,750
The Mosaic Co.
7.875%, 12/01/16 (a)(c)(f)	1,435	1,528,275
Motorola, Inc.
6.50%, 9/01/25 (a)	1,250	933,387
Multiplan, Inc.
10.375%, 4/15/16 (a)(c)	500	490,000
Neenah Foundary Co.
9.50%, 1/01/17 (a)	800	616,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (a)(h)	800	790,000
10.375%, 10/15/15 (a)	500	500,000
New Albertsons, Inc.
7.45%, 8/01/29 (a)	2,200	2,081,112
NewMarket Corp.
7.125%, 12/15/16 (a)	870	863,475
NewPage Corp.
10.00%, 5/01/12 (a)	1,350	1,366,875
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	1,180	979,400
NRG Energy, Inc.
7.375%, 2/01/16—1/15/17 (a)	2,690	2,537,550
Outback Steakhouse Inc.
10.00%, 6/15/15 (a)(c)	1,000	647,500
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,835	2,835,000
Owens Corning, Inc.
6.50%, 12/01/16 (a)	1,015	924,134
7.00%, 12/01/36 (a)	1,155	964,896
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	1,500	1,503,750
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	800	802,000
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	1,100	1,127,500
Pinnacle Entertainment, Inc.
7.50%, 6/15/15 (a)	1,000	765,000
Pinnacle Foods Finance LLC
10.625%, 4/01/17 (a)	1,000	800,000
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	1,090	1,098,175
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(c)	1,450	1,341,250

Pride International, Inc.
7.375%, 7/15/14 (a)	655	653,362
PSEG Energy Holdings LLC
8.50%, 6/15/11 (a)	400	419,548
Quality Distribution LLC
9.00%, 11/15/10 (a)	1,721	1,161,675
Quiksilver, Inc.
6.875%, 4/15/15 (a)	1,350	1,147,500
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,900	1,843,000
Qwest Corp.
6.875%, 9/15/33 (a)	1,000	825,000
Rainbow National Services LLC
8.75%, 9/01/12 (a)(c)	500	507,500
10.375%, 9/01/14 (a)(c)	985	1,046,563
Range Resources Corp.
7.50%, 5/15/16 (a)	500	498,125
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	1,400	1,351,000
11.75%, 8/01/16 (a)	350	336,000
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (a)(c)	1,000	750,000
Realogy Corp.
10.50%, 4/15/14 (a)	1,335	927,825
12.375%, 4/15/15 (a)	500	245,000
Regency Energy Partners
8.375%, 12/15/13 (a)	933	953,993
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	1,190	1,160,250
7.875%, 6/15/17 (a)	855	835,763
Residential Capital LLC
9.625%, 5/15/15 (a)(c)	3,640	1,765,400
RH Donnelley Corp.
8.875%, 10/15/17 (a)(c)	1,230	731,850
Series A-1
6.875%, 1/15/13 (a)	500	297,500
Series A-3
8.875%, 1/15/16 (a)	2,165	1,299,000
Rite Aid Corp.
6.875%, 8/15/13 (a)	600	360,000
9.25%, 6/01/13 (a)	1,000	980,000
9.375%, 12/15/15 (a)	1,095	733,650
9.50%, 6/15/17 (a)	436	287,760
Sally Holdings LLC
9.25%, 11/15/14 (a)	800	768,000
Sanmina Corp.
8.125%, 3/01/16 (a)	1,550	1,395,000

Sbarro, Inc.
10.375%, 2/01/15 (a)	1,500	1,282,500
Select Medical Corp.
7.625%, 2/01/15 (a)	1,400	1,228,500
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	800	760,000
Sequa Corp.
11.75%, 12/01/15 (a)(c)	590	525,100
Serena Software, Inc.
10.375%, 3/15/16 (a)	200	186,000
Service Corp. International
6.75%, 4/01/16 (a)	1,485	1,407,038
Simmons Co.
10.00%, 12/15/14 (a)	1,500	1,102,500
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	1,275	1,032,750
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(c)	707	652,208
Six Flags, Inc.
9.625%, 6/01/14 (a)	611	339,105
SLM Corp.
5.375%, 5/15/14 (a)	1,000	878,532
Series MTN
5.125%, 8/27/12 (a)	1,215	1,057,191
Series MTNA
4.50%, 7/26/10 (a)	465	430,268
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (a)	1,000	800,000
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	1,645	1,036,350
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,000	2,497,500
Standard Pacific Corp.
6.50%, 8/15/10 (a)	750	705,000
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	1,000	988,566
Stater Brothers Holdings
8.125%, 6/15/12 (a)	1,300	1,306,500
Station Casinos, Inc.
6.625%, 3/15/18 (a)	4,015	2,148,025
Sun Healthcare Group, Inc.
9.125%, 4/15/15 (a)	800	800,000
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,300	1,313,000
10.25%, 8/15/15 (a)	300	301,500
Telcordia Technologies , Inc.
10.00%, 3/15/13 (a)(c)	1,050	850,500

Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,350	1,269,000
9.875%, 7/01/14 (a)	650	653,250
Tenneco, Inc.
8.625%, 11/15/14 (a)	800	706,000
Terex Corp.
8.00%, 11/15/17 (a)	1,415	1,404,388
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(c)(h)	1,295	1,178,268
Tesoro Corp.
6.50%, 6/01/17 (a)	1,380	1,238,550
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(c)	1,000	980,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	1,300	1,329,250
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	1,500	1,299,006
Toys R US, Inc.
7.375%, 10/15/18 (a)	1,300	962,000
Travelport LLC
9.875%, 9/01/14 (a)	1,300	1,153,750
Trimas Corp.
9.875%, 6/15/12 (a)	1,250	1,103,125
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,400	1,358,000
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/01/12 (a)	1,250	1,018,750
Tropicana Entertainment LLC
9.625%, 12/15/14 (g)	750	356,250
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	775	482,438
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(c)	2,300	1,932,000
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10—9/15/14 (a)(c)	900	894,000
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,550	1,213,453
Series Q
6.50%, 11/15/24 (a)	1,550	1,143,593
Unisys Corp.
8.00%, 10/15/12 (a)	1,250	1,075,000
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	1,500	1,350,000
7.75%, 11/15/13 (a)	500	400,000

United States Steel Corp.
6.65%, 6/01/37 (a)	1,000	880,973
7.00%, 2/01/18 (a)	1,000	997,801
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	400	396,000
Universal Hospital Services, Inc.
6.303%, 6/01/15 (a)(b)	500	467,500
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,000	935,000
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (a)	800	552,000
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(e)	1,650	1,452,000
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	1,750	1,680,000
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16 (a)	800	758,000
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(c)	633	538,050
Visant Corp.
7.625%, 10/01/12 (a)	1,000	982,500
Visant Holding Corp.
8.75%, 12/01/13 (a)	500	490,000
Visteon Corp.
7.00%, 3/10/14 (a)	1,800	981,000
8.25%, 8/01/10 (a)	250	222,500
Washington Mutual, Inc.
5.25%, 9/15/17 (a)	1,870	1,411,850
WCI Communities, Inc.
6.625%, 3/15/15 (a)(g)	750	277,500
West Corp.
9.50%, 10/15/14 (a)	500	450,000
11.00%, 10/15/16 (a)	500	422,500
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	500	270,000
Williams Co., Inc.
7.625%, 7/15/19 (a)	2,805	2,945,250
Windstream Corp.
8.125%, 8/01/13 (a)	950	947,625
8.625%, 8/01/16 (a)	950	947,625
WMG Holdings Corp.
9.50%, 12/15/14 (a)(e)	2,700	1,701,000
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	1,500	1,372,500
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	895	854,725

		329,729,008

Total Corporate Bonds (cost $520,719,560)		483,455,399

SOVEREIGN BONDS - 30.7%
Argentina - 3.8%
Argentina Bonos
7.00%, 10/03/15 (a)		8,656	5,868,768
Republic of Argentina
3.092%, 8/03/12 (a)(b)		12,522	10,540,117
7.82%, 12/31/33 (a)	EUR	11,988	12,079,618
8.28%, 12/31/33 (i)	US$	9,221	7,031,105
Series $GDP
1.318%, 12/15/35 (a)(d)		3	278
Series V
7.00%, 3/28/11 (a)		3,375	2,890,781
10.50%, 6/12/12 (a)	ARS	3,788	857,045

			39,267,712

Brazil - 2.9%
Republic of Brazil
7.125%, 1/20/37 (i)	US$	27,055	29,828,138

Colombia - 0.9%
Republic of Colombia
7.375%, 9/18/37 (a)		9,099	9,826,920

Dominican Republic - 0.7%
Dominican Republic
8.625%, 4/20/27 (a)(c)		4,015	4,112,966
Dominican Republic STP
Zero Coupon, 7/23/09 (a)(c)		3,150	2,605,342

			6,718,308

Ecuador - 1.2%
Republic of Ecuador
9.375%, 12/15/15 (a)(c)		5,331	5,517,585
10.00%, 8/15/30 (a)(c)(f)		7,393	7,208,175

			12,725,760

El Salvador - 0.6%
Republic of El Salvador
7.625%, 9/21/34 (a)(c)		2,642	2,800,520
7.65%, 6/15/35 (a)(c)		3,469	3,590,415

			6,390,935

Indonesia - 2.9%
Indonesia Government International Bond
7.75%, 1/17/38 (a)(c)		2,662	2,522,245

Indonesia Recap Linked Note
Series $IDR
11.00%, 10/22/14 (a)	10,440	8,304,289
Republic of Indonesia
6.625%, 2/17/37 (a)(c)	3,650	3,047,750
6.75%, 3/10/14 (a)(c)	8,135	8,033,313
6.875%, 3/09/17 - 1/17/18 (a)(c)	4,706	4,464,690
8.50%, 10/12/35 (a)(c)	3,568	3,683,960

		30,056,247

Jamaica - 0.4%
Government of Jamaica
9.25%, 10/17/25 (a)	663	702,780
10.625%, 6/20/17 (a)	2,988	3,376,440

		4,079,220

Lebanon - 1.2%
Lebanese Republic
7.875%, 5/20/11 (a)(c)	2,805	2,776,950
10.125%, 8/06/08 (a)(c)	8,480	8,453,288
11.625%, 5/11/16 (a)(c)	1,262	1,463,920

		12,694,158

Pakistan - 0.2%
Republic of Pakistan
6.875%, 6/01/17 (a)(c)	2,624	1,889,280

Panama - 2.2%
Republic of Panama
6.70%, 1/26/36 (a)	3,139	3,186,085
8.875%, 9/30/27 (a)	10,586	13,285,430
9.375%, 4/01/29 (a)	4,621	6,037,336

		22,508,851

Peru - 1.1%
Republic of Peru
7.35%, 7/21/25 (a)	3,665	4,086,475
8.75%, 11/21/33 (a)	5,308	6,820,780

		10,907,255

Philippines - 4.2%
Republic of Philippines
7.75%, 1/14/31 (a)	8,942	9,277,325
8.25%, 1/15/14 (a)	13,445	14,369,344
9.50%, 2/02/30 (a)	2,125	2,587,187
9.875%, 1/15/19 (a)	14,521	17,643,015

		43,876,871

South Africa - 0.6%
Republic of South Africa
5.875%, 5/30/22 (a)	2,850	2,654,063
7.375%, 4/25/12 (a)	2,901	3,060,555

		5,714,618

Turkey - 0.4%
Republic of Turkey
6.875%, 3/17/36 (a)		5,000	4,131,250

Ukraine - 0.8%
Government of Ukraine
6.385%, 6/26/12 (a)(c)		2,500	2,350,000
6.58%, 11/21/16 (a)(c)		4,363	4,013,960
7.65%, 6/11/13 (a)(c)		2,441	2,367,770

			8,731,730

Uruguay - 1.0%
Republic of Uruguay
7.625%, 3/21/36 (a)		1,700	1,740,375
7.875%, 1/15/33 (a)(h)		4,950	5,172,245
8.00%, 11/18/22 (a)		3,354	3,588,327

			10,500,947

Venezuela - 5.6%
Republic of Venezuela
5.75%, 2/26/16 (a)		12,824	10,072,859
6.00%, 12/09/20 (a)		9,610	6,870,793
7.00%, 12/01/18 (a)(c)		16,282	13,147,715
7.65%, 4/21/25 (a)		12,667	10,006,930
8.50%, 10/08/14 (a)		2,793	2,639,385
9.25%, 9/15/27 (a)		1,494	1,402,119
9.375%, 1/13/34 (a)		10,103	9,168,472
13.625%, 8/15/18 (a)		3,938	4,863,430

			58,171,703

Total Sovereign Bonds (cost $325,899,547)			318,019,903

TREASURIES - 10.5%
Brazil - 3.0%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	4,079	2,156,417
12.50%, 1/05/16 - 1/05/22 (a)		47,374	29,166,481

			31,322,898

Colombia - 0.6%
Republic of Colombia
11.75%, 3/01/10 (a)	COP	2,820,000	1,466,282
12.00%, 10/22/15 (a)		9,368,000	4,698,247

			6,164,529

Malaysia - 0.5%
Malaysia Government Bond
Series 1/01
3.833%, 9/28/11 (a)	MYR	16,790	5,081,386

Mexico - 3.1%
Mexican Bonos
Series M
9.00%, 12/22/11 (a) MXN	92,523	9,094,439
Series MI10
9.00%, 12/20/12 (a)	239,947	23,367,947

		32,462,386

Peru - 2.3%
Peru Bono Soberano
7.84%, 8/12/20 (a) PEN	2,280	813,586
8.20%, 8/12/26 (a)	57,664	21,239,200
Republic of Peru
6.90%, 8/12/37 (a)	5,091	1,688,823

		23,741,609

South Africa - 0.8%
Republic of South Africa
Series R008
13.00%, 8/31/09 (a) ZAR	20,157	2,592,011
Series R154
13.00%, 8/31/10 (a)	20,157	2,633,799
Series R155
13.00%, 8/31/11 (a)	20,157	2,673,019
Series R196
10.00%, 2/28/09 (a)	6,000	753,254

		8,652,083

United States - 0.2%
U.S. Treasury Notes
4.50%, 5/15/17 (a) US$	1,500	1,562,343

Total Treasuries (cost $108,097,102)		108,987,234

NON-AGENCY FIXED RATE CMBS - 3.2%
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	5,615	5,337,441
Series 2006-C4, Class AM
5.509%, 9/15/39 (a)	5,900	5,372,953
Series 2008-C1, Class A2
6.426%, 2/15/41 (a)	8,200	8,241,681
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CB15, Class AM
5.855%, 6/12/43 (a)	670	628,618
Merrill Lynch Countrywide Commercial Mortgage
Series 2006-4, Class AM
5.204%, 12/12/49 (a)	8,050	7,187,896
Morgan Stanley Capital I
Series 2006-IQ12, Class AM
5.37%, 12/15/43 (a)	7,700	6,921,495

Total Non-Agency Fixed Rate CMBS (cost $33,028,668)		33,690,084

NON-INVESTMENT GRADE LOANS - 2.9%
United States - 2.9%
Alltel Corp.
5.564%, 5/16/15 (d)	1,496	1,477,358
Aramark Corp.
3.18%, 1/26/14 (d)	45	42,337
4.676%, 1/26/14 (d)	705	660,391
Ashmore Energy International
2.701%, 3/30/12 (d)	118	106,729
5.801%, 3/30/14 (d)	872	787,070
Asurion Corp.
5.784%, 7/03/14 (d)	1,000	926,560
Carestream Health Inc.
4.48%-4.89%, 4/30/13 (d)	951	846,249
Celanese U.S. Holdings LLC
4.188%, 4/02/14 (d)	997	944,285
Charter Communications Operating, LLC
4.89%-4.90%, 3/06/14 (d)	1,000	877,380
4.90%, 3/06/14 (d)	1,250	1,240,425
Chrysler Financial Services Americas LLC
6.78%, 8/03/12 (d)	748	615,445
CSC Holdings Inc. (Cablevision)
4.225%, 3/29/13 (d)	1,244	1,180,624
First Data Corp.
5.55%, 9/24/14 (d)	1,492	1,377,903
Firstlight Power Resources, Inc.
5.25%, 11/01/13 (d)	55	51,604
5.31%, 11/01/13 (d)	445	420,061
Firstlight Power Resourses, Inc.
7.313%, 5/01/14 (d)	1,000	882,500
Ford Motor Company
5.48%, 12/16/13 (d)	1,244	1,002,573
Freescale Semiconductor, Inc.
4.21%, 11/26/13 (d)	1,250	1,130,625
Graham Packaging
4.87%-5.06%, 10/07/11 (d)	997	954,669
Graphic Packaging Holding Co.
5.44%-5.67%, 5/16/14 (d)	1,250	1,205,312
Harrah’s Operating Co., Inc.
5.80%-5.92%, 1/28/15 (d)	1,496	1,370,086
Hca Inc.
5.051%, 11/18/13 (d)	1,741	1,633,523

Hexion Specialty
4.938%, 5/05/13 (d)		819	743,506
5.063%, 5/05/13 (d)		178	161,100
IDEARC, Inc. (Verizon)
4.49%-4.80%, 11/17/14 (d)		1,492	1,192,074
Landsource Communities
8.75%, 2/27/13 (d)		1,092	797,808
Sabre Inc.
4.48%-4.90%, 9/30/14 (d)		1,250	1,022,400
Sungard Data Systems Inc.
4.507%, 2/28/14 (d)		748	706,309
Thomson Learning
5.301%, 7/03/14 (d)		1,247	1,126,333
Txu Corp.
5.94%-6.48%, 10/31/14 (d)		1,746	1,614,693
Univision Commmuications Inc
4.73%-5.15%, 9/29/14 (d)		1,250	1,025,000
West Corp.
8.50%, 10/24/13 (d)		1,250	1,242,188
Wide Open West Finance, LLC
5.15%-5.40%, 6/30/14 (d)		1,000	867,500

Total Non-Investment Grade Loans (cost $29,621,189)			30,232,620

EMERGING MARKETS - TREASURIES - 2.8%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	3,624,000	1,479,922

Turkey - 2.7%
Turkey Government Bond
Zero Coupon, 11/26/08 (a)	TRY	29,527	22,478,837
16.00%, 3/07/12 (a)		7,238	5,131,131

			27,609,968

Total Emerging Markets – Treasuries (cost $27,909,884)			29,089,890

SUPRANATIONALS - 1.2%
Supranational - 1.2%
International Bank for Reconstruction & Development
Series GMTN
9.75%, 8/02/10 (a)	ZAR	36,530	4,394,540
International Finance Corp.
11.00%, 7/01/09 (a)		63,170	7,920,857

Total Supranationals (cost $14,717,207)			12,315,397

QUASI-SOVEREIGN BONDS - 1.1%
Mexico - 0.4%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)(c) US$	4,028	3,937,370

Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(c)	3,254	2,906,863
7.125%, 1/14/14 (a)(c)	4,824	4,757,429

		7,664,292

Total Quasi-Sovereign Bonds (cost $12,093,657)		11,601,662

INFLATION-LINKED SECURITIES - 0.6%
Uruguay - 0.6%
Republic of Uruguay
3.70%, 6/26/37 (a) UYU	79,304	3,640,412
Uruguay Government International Bond
4.25%, 4/05/27 (a)	43,383	2,291,521

Total Inflation-Linked Securities (cost $5,078,069)		5,931,933

HOME EQUITY LOANS - FLOATING RATES - 0.4%
United States - 0.4%
Countrywide Asset-Backed Certificates FRN
Series 2006-S5, Class A1
2.593%, 6/25/35 (a)(b) US$	270	220,162
Series 2007-S2, Class A1
2.623%, 5/25/37 (a)(b)	4,087	3,433,468

Total Home Equity Loans - Floating Rates (cost $3,720,221)		3,653,630

	Shares
WARRANTS - 0.2%
Central Bank of Nigeria, expiring 11/15/20 (j)	10,750	2,343,500

Republic of Venezuela, expiring 4/15/20 (j)	45,599	0

Total Warrants (cost $0)		2,343,500

NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Federal National Mortgage Association
8.25% (a) (cost $1,761,250)	70,450	1,616,828

		Principal Amount (000)
REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(c) (cost $1,345,891)	COP	2,871,000	1,077,206

SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
Bank of New York
1.00%, 7/01/08	US$	1,207	1,207,000
Society Generale
2.325%, 7/01/08		14,600	14,600,000

Total Short-Term Investments (cost $15,807,000)			15,807,000

Total Investments - 102.0%
(cost $1,099,799,245)			1,057,822,286
Other assets less liabilities - (2.0)%			(20,395,999

Net Assets - 100.0%			$1,037,426,287

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$21,380	3.09%	8/20/10	$1,356,408
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	4,590	4.95	3/20/09	137,104
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	12,210	1.04	10/20/10	(130,262)
JPMorgan Chase Bank (Petroleos De Venezuela 6.62% 5/20/09)	9,570	6.62	5/20/09	220,890
Lehman Brothers (TRS 2% Issuer Cap Constrained HY Index 7/1/08)	25,000	1.66	7/01/08	(656,543)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Brazilian Real
settling 7/02/08	29,507	$17,972,883	$18,406,201	$(433,318)
Brazilian Real
settling 8/04/08	29,507	18,383,266	18,240,121	143,145
Euro
settling 7/29/08	187	289,243	294,044	(4,801)
Euro
settling 7/29/08	192	296,759	301,788	(5,029)
Euro
settling 7/29/08	327	506,573	514,153	(7,580)
Euro
settling 7/29/08	1,780	2,791,510	2,798,855	(7,345)
Mexican Nuevo Peso
settling 8/25/08	190,057	18,306,942	18,276,653	30,289
New Turkish Lira
settling 8/11/08	3,386	2,635,974	2,718,218	(82,244)
South African Rand
settling 8/19/08	41,866	5,291,638	5,273,010	18,628
South African Rand
settling 8/19/08	133,419	17,097,746	16,804,026	293,720

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Amro	1.95%	7/17/08	$7,385,302
ABN Amro	2.35	12/31/08	30,415,012

			$37,800,314

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $971,313,473.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $253,206,236 or 24.4% of net assets.
(d)	Variable rate coupon, rate shown as of June 30, 2008.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2008.
(g)	Security is in default and is non-income producing.
(h)	Pay-In-Kind Payments (PIK).
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $36,859,243.
(j)	Non-income producing security.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2008, the fund’s total exposure to subprime investments was 0.35%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

STP	-	Structured Product

Country Breakdown *

June 30, 2008 (unaudited)

Summary

37.9%	United States
6.9%	Brazil
6.1%	Russia
5.5%	Venezuela
4.2%	Philippines
3.8%	Peru
3.7%	Argentina
3.4%	Mexico
3.0%	Turkey
2.9%	Indonesia
2.1%	Panama
1.8%	Colombia
1.6%	Uruguay
15.6%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.6% or less in the following countries: Australia, Belgium, Bermuda, Canada, Cayman Islands, Dominican Republic, Ecuador, El Salvador, France, Germany, Hong Kong, India, Ireland, Italy, Jamaica, Japan, Kazakhstan, Lebanon, Luxembourg, Malaysia, Netherlands, Nigeria, Pakistan, Singapore, South Africa, South Korea, Supranational, Ukraine, United Kingdom.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$-0-	$-0-
Level 2	549,649,056	1,181,117
Level 3	508,173,230	-0-

Total	$1,057,822,286	$1,181,117

*	Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 4/30/2008	$426,201,367	$-0-
Accrued discounts /premiums	1,199,960	-0-
Realized gain (loss)	6,131,608	-0- *
Change in unrealized appreciation/depreciation	(11,950,409)	-0-
Net purchases (sales)	(37,890,883)	-0-
Net transfers in and/or out of Level 3	124,481,587	(623,125)

Balance as of 6/30/08	$508,173,230	$(623,125)

Net change in unrealized appreciation/depreciation from Investments still held as of 6/30/08	$(10,983,500)	$-0-

*	The realized gain (loss) recognized during the period ended 6/30/08 for other financial instruments was $(-0-).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2008

By:	/s/ Joseph J. Mantineo

Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: August 20, 2008